ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE	5. ACCOUNTS RECEIVABLE
	As of
	September 30, 2022	December 31, 2021

Accounts receivable	$1,720	$-
Allowance for doubtful accounts	-	-
Total accounts receivable	$1,720	$-
6. ACCOUNTS RECEIVABLE
	As of December 31,
	2021	2020
Accounts receivable	$-	$172,757
Allowance for doubtful accounts	-	-
Total	$-	$172,757